Insurance Contracts - Contracts Initially Recognized in the Period (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Insurance
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	$ 70	$ 91
Total onerous contracts	70	91
Insurance | Reportable segments | Canada
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	61	82
Total onerous contracts	61	82
Insurance | Reportable segments | U.S.
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Total onerous contracts	0	0
Insurance | Reportable segments | Asia
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	9	9
Total onerous contracts	9	9
Insurance | Reportable segments | Corporate
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Total onerous contracts	0	0
Insurance | Estimates of present value of future cash inflows
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	(15,745)	(11,290)
Total onerous contracts	(2,107)	(1,034)
Insurance | Estimates of present value of future cash inflows | Reportable segments | Canada
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	(9,564)	(7,727)
Total onerous contracts	(1,978)	(927)
Insurance | Estimates of present value of future cash inflows | Reportable segments | U.S.
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Total onerous contracts	0	0
Insurance | Estimates of present value of future cash inflows | Reportable segments | Asia
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	(6,181)	(3,563)
Total onerous contracts	(129)	(107)
Insurance | Estimates of present value of future cash inflows | Reportable segments | Corporate
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Total onerous contracts	0	0
Insurance | Insurance acquisition cash flows
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	2,286	1,347
Total onerous contracts	102	87
Insurance | Insurance acquisition cash flows | Reportable segments | Canada
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	1,009	746
Total onerous contracts	77	59
Insurance | Insurance acquisition cash flows | Reportable segments | U.S.
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Total onerous contracts	0	0
Insurance | Insurance acquisition cash flows | Reportable segments | Asia
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	1,277	601
Total onerous contracts	25	28
Insurance | Insurance acquisition cash flows | Reportable segments | Corporate
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Total onerous contracts	0	0
Insurance | Other cash outflows
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	11,757	8,684
Total onerous contracts	1,953	923
Insurance | Other cash outflows | Reportable segments | Canada
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	7,804	6,356
Total onerous contracts	1,845	840
Insurance | Other cash outflows | Reportable segments | U.S.
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Total onerous contracts	0	0
Insurance | Other cash outflows | Reportable segments | Asia
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	3,953	2,328
Total onerous contracts	108	83
Insurance | Other cash outflows | Reportable segments | Corporate
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Total onerous contracts	0	0
Insurance | Risk adjustment
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	513	456
Total onerous contracts	122	115
Insurance | Risk adjustment | Reportable segments | Canada
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	260	264
Total onerous contracts	117	110
Insurance | Risk adjustment | Reportable segments | U.S.
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Total onerous contracts	0	0
Insurance | Risk adjustment | Reportable segments | Asia
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	253	192
Total onerous contracts	5	5
Insurance | Risk adjustment | Reportable segments | Corporate
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Total onerous contracts	0	0
Insurance | CSM
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	1,259	894
Insurance | CSM | Reportable segments | Canada
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	552	443
Insurance | CSM | Reportable segments | U.S.
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Insurance | CSM | Reportable segments | Asia
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	707	451
Insurance | CSM | Reportable segments | Corporate
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Reinsurance contracts held
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Reinsurance contracts held | Loss component
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Total onerous contracts	35	23
Reinsurance contracts held | Reportable segments | Canada
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Reinsurance contracts held | Reportable segments | Canada | Loss component
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Total onerous contracts	34	23
Reinsurance contracts held | Reportable segments | U.S.
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Reinsurance contracts held | Reportable segments | U.S. | Loss component
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Total onerous contracts	0	0
Reinsurance contracts held | Reportable segments | Asia
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Reinsurance contracts held | Reportable segments | Asia | Loss component
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Total onerous contracts	1	0
Reinsurance contracts held | Reportable segments | Corporate
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Reinsurance contracts held | Reportable segments | Corporate | Loss component
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Total onerous contracts	0	0
Reinsurance contracts held | Estimates of present value of future cash inflows
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	349	300
Reinsurance contracts held | Estimates of present value of future cash inflows | Loss component
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	149	146
Reinsurance contracts held | Estimates of present value of future cash inflows | Reportable segments | Canada
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	264	259
Reinsurance contracts held | Estimates of present value of future cash inflows | Reportable segments | Canada | Loss component
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	148	143
Reinsurance contracts held | Estimates of present value of future cash inflows | Reportable segments | U.S.
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Reinsurance contracts held | Estimates of present value of future cash inflows | Reportable segments | U.S. | Loss component
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Reinsurance contracts held | Estimates of present value of future cash inflows | Reportable segments | Asia
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	85	41
Reinsurance contracts held | Estimates of present value of future cash inflows | Reportable segments | Asia | Loss component
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	1	3
Reinsurance contracts held | Estimates of present value of future cash inflows | Reportable segments | Corporate
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Reinsurance contracts held | Estimates of present value of future cash inflows | Reportable segments | Corporate | Loss component
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Reinsurance contracts held | Estimates of present value of future cash outflows, premiums and other expenses
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	(394)	(337)
Reinsurance contracts held | Estimates of present value of future cash outflows, premiums and other expenses | Loss component
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	(148)	(143)
Reinsurance contracts held | Estimates of present value of future cash outflows, premiums and other expenses | Reportable segments | Canada
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	(277)	(265)
Reinsurance contracts held | Estimates of present value of future cash outflows, premiums and other expenses | Reportable segments | Canada | Loss component
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	(147)	(141)
Reinsurance contracts held | Estimates of present value of future cash outflows, premiums and other expenses | Reportable segments | U.S.
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Reinsurance contracts held | Estimates of present value of future cash outflows, premiums and other expenses | Reportable segments | U.S. | Loss component
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Reinsurance contracts held | Estimates of present value of future cash outflows, premiums and other expenses | Reportable segments | Asia
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	(117)	(72)
Reinsurance contracts held | Estimates of present value of future cash outflows, premiums and other expenses | Reportable segments | Asia | Loss component
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	(1)	(2)
Reinsurance contracts held | Estimates of present value of future cash outflows, premiums and other expenses | Reportable segments | Corporate
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Reinsurance contracts held | Estimates of present value of future cash outflows, premiums and other expenses | Reportable segments | Corporate | Loss component
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Reinsurance contracts held | Insurance acquisition cash flows
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Reinsurance contracts held | Insurance acquisition cash flows | Loss component
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Reinsurance contracts held | Insurance acquisition cash flows | Reportable segments | Canada
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Reinsurance contracts held | Insurance acquisition cash flows | Reportable segments | Canada | Loss component
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Reinsurance contracts held | Insurance acquisition cash flows | Reportable segments | U.S.
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Reinsurance contracts held | Insurance acquisition cash flows | Reportable segments | U.S. | Loss component
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Reinsurance contracts held | Insurance acquisition cash flows | Reportable segments | Asia
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Reinsurance contracts held | Insurance acquisition cash flows | Reportable segments | Asia | Loss component
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Reinsurance contracts held | Insurance acquisition cash flows | Reportable segments | Corporate
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Reinsurance contracts held | Insurance acquisition cash flows | Reportable segments | Corporate | Loss component
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Reinsurance contracts held | Risk adjustment
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	102	95
Reinsurance contracts held | Risk adjustment | Loss component
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	45	42
Reinsurance contracts held | Risk adjustment | Reportable segments | Canada
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	70	69
Reinsurance contracts held | Risk adjustment | Reportable segments | Canada | Loss component
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	45	42
Reinsurance contracts held | Risk adjustment | Reportable segments | U.S.
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Reinsurance contracts held | Risk adjustment | Reportable segments | U.S. | Loss component
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Reinsurance contracts held | Risk adjustment | Reportable segments | Asia
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	32	26
Reinsurance contracts held | Risk adjustment | Reportable segments | Asia | Loss component
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Reinsurance contracts held | Risk adjustment | Reportable segments | Corporate
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Reinsurance contracts held | Risk adjustment | Reportable segments | Corporate | Loss component
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Reinsurance contracts held | CSM
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	(57)	(58)
Reinsurance contracts held | CSM | Loss component
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	(46)	(45)
Reinsurance contracts held | CSM | Reportable segments | Canada
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	(57)	(63)
Reinsurance contracts held | CSM | Reportable segments | Canada | Loss component
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	(46)	(44)
Reinsurance contracts held | CSM | Reportable segments | U.S.
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Reinsurance contracts held | CSM | Reportable segments | U.S. | Loss component
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Reinsurance contracts held | CSM | Reportable segments | Asia
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	5
Reinsurance contracts held | CSM | Reportable segments | Asia | Loss component
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	(1)
Reinsurance contracts held | CSM | Reportable segments | Corporate
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Reinsurance contracts held | CSM | Reportable segments | Corporate | Loss component
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	$ 0	$ 0